Schedule of Investments (unaudited)
August 31, 2023
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 4.4%
Axon Enterprise, Inc.(a)(b)	236,727	$ 50,401,546
HEICO Corp.(b)	1,275,656	215,215,924
TransDigm Group, Inc.(a)	288,765	261,000,245
		526,617,715
Automobiles — 2.2%
Ferrari NV	820,496	260,704,399
Beverages — 0.1%
Davide Campari-Milano NV	913,718	11,937,743
Capital Markets — 11.3%
Ares Management Corp., Class A	2,727,142	282,095,569
KKR & Co., Inc., Class A	5,202,461	326,766,575
MarketAxess Holdings, Inc.	446,016	107,458,635
MSCI, Inc., Class A	705,392	383,465,199
Tradeweb Markets, Inc., Class A	3,050,679	263,670,186
		1,363,456,164
Commercial Services & Supplies — 6.3%
Cintas Corp.	238,787	120,389,242
Copart, Inc.(a)	9,481,504	425,055,824
Rollins, Inc.	2,972,784	117,633,063
Waste Connections, Inc.	660,436	90,473,128
		753,551,257
Communications Equipment — 0.6%
Motorola Solutions, Inc.	267,299	75,797,977
Construction & Engineering — 1.0%
WillScot Mobile Mini Holdings Corp.(a)	2,806,541	115,124,312
Construction Materials — 1.3%
Vulcan Materials Co.	745,868	162,785,691
Distributors — 1.2%
Pool Corp.(b)	397,312	145,257,267
Electronic Equipment, Instruments & Components — 1.6%
Teledyne Technologies, Inc.(a)(b)	468,133	195,820,034
Entertainment — 3.7%
Liberty Media Corp. - Liberty Formula One, Class C(a)	3,224,865	221,838,463
Live Nation Entertainment, Inc.(a)(b)	2,688,199	227,233,462
		449,071,925
Ground Transportation — 2.5%
Old Dominion Freight Line, Inc.	718,484	307,058,507
Health Care Equipment & Supplies — 6.6%
Alcon, Inc.	2,496,954	207,222,213
Align Technology, Inc.(a)(b)	148,639	55,017,239
IDEXX Laboratories, Inc.(a)(b)	463,170	236,869,770
STERIS PLC	770,821	176,972,793
Teleflex, Inc.	588,330	125,161,324
		801,243,339
Hotels, Restaurants & Leisure — 4.7%
Domino’s Pizza, Inc.	50,906	19,720,984
Evolution AB(c)	1,667,252	180,324,917
Expedia Group, Inc.(a)	491,759	53,301,758
Planet Fitness, Inc., Class A(a)(b)	3,637,935	221,186,448
Vail Resorts, Inc.	392,818	88,902,570
		563,436,677
Interactive Media & Services — 1.8%
Match Group, Inc.(a)	4,762,799	223,232,389
Security	Shares	Value
IT Services — 3.9%
Globant SA(a)(b)	1,043,251	$ 213,313,532
MongoDB, Inc., Class A(a)(b)	662,478	252,602,861
		465,916,393
Life Sciences Tools & Services — 10.2%
Agilent Technologies, Inc.	864,457	104,659,809
Bio-Techne Corp.	3,021,756	236,905,670
Charles River Laboratories International, Inc.(a)(b)	1,032,574	213,556,955
Mettler-Toledo International, Inc.(a)(b)	76,474	92,799,670
Repligen Corp.(a)(b)	1,234,748	214,735,025
West Pharmaceutical Services, Inc.	909,195	369,951,445
		1,232,608,574
Machinery — 0.7%
IDEX Corp.	379,232	85,858,125
Oil, Gas & Consumable Fuels — 1.9%
Cheniere Energy, Inc.	1,382,727	225,661,046
Professional Services — 3.4%
Equifax, Inc.	1,402,668	289,931,476
Paycom Software, Inc.	399,091	117,667,990
		407,599,466
Real Estate Management & Development — 2.6%
CoStar Group, Inc.(a)	3,806,138	312,065,255
Semiconductors & Semiconductor Equipment — 8.5%
ASM International NV	401,560	193,298,692
Entegris, Inc.(b)	2,599,213	263,222,300
Monolithic Power Systems, Inc.	670,224	349,327,451
ON Semiconductor Corp.(a)(b)	2,180,471	214,689,175
		1,020,537,618
Software — 14.8%
ANSYS, Inc.(a)	971,781	309,871,807
Aspen Technology, Inc.(a)(b)	985,941	191,272,554
Cadence Design Systems, Inc.(a)	1,098,879	264,214,467
Crowdstrike Holdings, Inc., Class A(a)	1,666,853	271,747,045
HubSpot, Inc.(a)(b)	578,408	316,111,540
Roper Technologies, Inc.	375,011	187,152,990
Splunk, Inc.(a)	1,761,651	213,617,800
Tyler Technologies, Inc.(a)(b)	62,010	24,706,644
		1,778,694,847
Specialized REITs — 0.1%
SBA Communications Corp.	45,537	10,224,423
Specialty Retail — 3.6%
Burlington Stores, Inc.(a)	878,386	142,526,912
Floor & Decor Holdings, Inc., Class A(a)(b)	2,192,602	218,602,419
Tractor Supply Co.	344,453	75,262,981
		436,392,312
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.(a)	272,479	103,885,343
Trading Companies & Distributors — 0.3%
SiteOne Landscape Supply, Inc.(a)	189,759	32,484,843
Total Long-Term Investments — 100.2% (Cost: $8,945,017,398)		12,067,023,641

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(d)(e)	30,013,132	$ 30,013,132
SL Liquidity Series, LLC, Money Market Series, 5.49%(d)(e)(f)	405,192,340	405,313,898
Total Short-Term Securities — 3.6% (Cost: $435,114,170)		435,327,030
Total Investments — 103.8% (Cost: $9,380,131,568)		12,502,350,671
Liabilities in Excess of Other Assets — (3.8)%		(453,019,701)
Net Assets — 100.0%		$ 12,049,330,970
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 34,969,706	$ —	$ (4,956,574)(a)	$ —	$ —	$ 30,013,132	30,013,132	$ 188,732	$ —
SL Liquidity Series, LLC, Money Market Series	248,967,968	156,255,067(a)	—	(3,525)	94,388	405,313,898	405,192,340	151,388(b)	—
				$ (3,525)	$ 94,388	$ 435,327,030		$ 340,120	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Mid-Cap Growth Equity Portfolio
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 526,617,715	$ —	$ —	$ 526,617,715
Automobiles	260,704,399	—	—	260,704,399
Beverages	—	11,937,743	—	11,937,743
Capital Markets	1,363,456,164	—	—	1,363,456,164
Commercial Services & Supplies	753,551,257	—	—	753,551,257
Communications Equipment	75,797,977	—	—	75,797,977
Construction & Engineering	115,124,312	—	—	115,124,312
Construction Materials	162,785,691	—	—	162,785,691
Distributors	145,257,267	—	—	145,257,267
Electronic Equipment, Instruments & Components	195,820,034	—	—	195,820,034
Entertainment	449,071,925	—	—	449,071,925
Ground Transportation	307,058,507	—	—	307,058,507
Health Care Equipment & Supplies	801,243,339	—	—	801,243,339
Hotels, Restaurants & Leisure	383,111,760	180,324,917	—	563,436,677
Interactive Media & Services	223,232,389	—	—	223,232,389
IT Services	465,916,393	—	—	465,916,393
Life Sciences Tools & Services	1,232,608,574	—	—	1,232,608,574
Machinery	85,858,125	—	—	85,858,125
Oil, Gas & Consumable Fuels	225,661,046	—	—	225,661,046
Professional Services	407,599,466	—	—	407,599,466
Real Estate Management & Development	312,065,255	—	—	312,065,255
Semiconductors & Semiconductor Equipment	827,238,926	193,298,692	—	1,020,537,618
Software	1,778,694,847	—	—	1,778,694,847
Specialized REITs	10,224,423	—	—	10,224,423
Specialty Retail	436,392,312	—	—	436,392,312
Textiles, Apparel & Luxury Goods	103,885,343	—	—	103,885,343
Trading Companies & Distributors	32,484,843	—	—	32,484,843
Short-Term Securities
Money Market Funds	30,013,132	—	—	30,013,132
	$ 11,711,475,421	$ 385,561,352	$ —	12,097,036,773
Investments valued at NAV(a)				405,313,898
				$ 12,502,350,671
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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